UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31/2024

Date of reporting period: 12/31/2024

Item 1. Reports to Stockholders.

(a)

Tremblant Global ETF
TOGA (Principal U.S. Listing Exchange: NYSE ARCA)
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Tremblant Global ETF for the period of April 30, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.tremblantetf.com/. You can also request this information by contacting us at 212-303-7358.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tremblant Global ETF	$50*	0.69%
*	Amount shown reflects expenses of the Fund from inception date through December 31, 2024. Expenses would be higher if the Fund had been in operations for the full period.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Tremblant Global ETF generated a NAV return of 20.10% for the fiscal year vs. 13.20% for the MSCI World Index. The portfolio of largely differentiated companies with strong fundamentals outperformed significantly in the back half of the year to drive total 2024 net outperformance of nearly 700 bps from April 30 - December 31, 2024. We continue to believe interest rates will be higher for longer as the strength of the economy does not justify significant rate cuts. This view was supported in mid-December, when Federal Reserve Chairman Powell indicated that we should see fewer rate reductions ahead. This dynamic creates a stock-picker’s market because weaker companies are unable to obtain or afford expensive debt, and struggle as a result. Meanwhile, the winners will face less irrational competition, allowing them to expand market share, margins, and free cash flow. Lastly, consumers continue to be willing to spend, and disruptive change continues to accelerate, thus enabling our team to identify many misunderstood opportunities. For these reasons, we believe this market environment is very favorable for our strategy.

Six companies contributed 200+ bps of returns during 2024: SPOT, QTWO, TKO, DASH, VSCO, and GRAB. No positions detracted 200+ bps.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tremblant Global ETF	PAGE 1	TSR-AR-56167N191

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/30/2024)
Tremblant Global ETF NAV	20.10
MSCI THE WORLD INDEX Net (USD)	13.20
Visit https://www.tremblantetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$146,608,725
Number of Holdings	35
Net Advisory Fee	$533,773
Portfolio Turnover	25%
Visit https://www.tremblantetf.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(%)
Consumer Discretionary	30.0%
Communication Services	24.8%
Financials	14.6%
Industrials	10.7%
Information Technology	9.5%
Consumer Staples	5.0%
Real Estate	2.5%
Materials	2.0%
Cash	0.9%

Top 10 Issuers	(%)
Grab Holdings Ltd.	6.4%
TKO Group Holdings, Inc.	4.7%
Spotify Technology SA	4.5%
Wyndham Hotels & Resorts, Inc.	4.4%
Skechers USA, Inc.	4.3%
Uber Technologies, Inc.	4.2%
DoorDash, Inc.	4.0%
AvidXchange Holdings, Inc.	3.7%
Amazon.com, Inc.	3.3%
Victoria’s Secret & Co.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.tremblantetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tremblant Capital Group documents not be householded, please contact Tremblant Capital Group at 212-303-7358, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tremblant Capital Group or your financial intermediary.
Tremblant Global ETF	PAGE 2	TSR-AR-56167N191

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other Services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	$18,250	$0
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,000	$0
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Tremblant Global ETF
Core Financial Statements
December 31, 2024

Tremblant Global ETF
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 24.8%
Alphabet, Inc. - Class A	21,297	$4,031,522
Baidu, Inc. - ADR(a)	46,304	3,903,890
Charter Communications, Inc. - Class A(a)	13,019	4,462,523
CTS Eventim AG & Co. KGaA	36,969	3,126,735
Match Group, Inc.(a)	129,271	4,228,455
Meta Platforms, Inc. - Class A	5,506	3,223,818
Spotify Technology SA(a)	14,605	6,533,985
TKO Group Holdings, Inc.(a)	48,292	6,862,776
		36,373,704
Consumer Discretionary - 30.0%(b)
Amazon.com, Inc.(a)	22,036	4,834,478
Coupang, Inc.(a)	166,169	3,652,395
DoorDash, Inc. - Class A(a)	34,976	5,867,224
DraftKings, Inc. - Class A(a)	115,070	4,280,604
Gap, Inc.	150,128	3,547,525
MercadoLibre, Inc.(a)	2,699	4,589,487
Skechers USA, Inc. - Class A(a)	92,941	6,249,353
Victoria’s Secret & Co.(a)	110,911	4,593,933
Wyndham Hotels & Resorts, Inc.	63,332	6,383,232
		43,998,231
Consumer Staples - 5.0%
Estee Lauder Cos., Inc. - Class A	50,429	3,781,166
Procter & Gamble Co.	21,553	3,613,361
		7,394,527
Financials - 14.6%
Adyen NV(a)(c)	1,139	1,695,421
AvidXchange Holdings, Inc.(a)	518,179	5,357,971
Evercore, Inc. - Class A	13,245	3,671,381
Mastercard, Inc. - Class A	4,998	2,631,797
Progressive Corp.	12,501	2,995,365
Royal Bank of Canada	20,960	2,527,244
Visa, Inc. - Class A	8,116	2,564,981
		21,444,160
Industrials - 10.7%
Grab Holdings Ltd. - Class A(a)	1,998,940	9,434,997
Uber Technologies, Inc.(a)	102,965	6,210,848
		15,645,845
Information Technology - 9.5%
Five9, Inc.(a)	74,749	3,037,800
Palo Alto Networks, Inc.(a)	16,198	2,947,388
Q2 Holdings, Inc.(a)	41,325	4,159,361
Varonis Systems, Inc.(a)	83,991	3,731,720
		13,876,269
Materials - 2.0%
Eastman Chemical Co.	32,128	2,933,929

	Shares	Value
Real Estate - 2.5%
CoStar Group, Inc.(a)	52,091	$3,729,195
TOTAL COMMON STOCKS (Cost $126,232,956)		145,395,860
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class X, 4.40%(d)	1,254,797	1,254,797
TOTAL SHORT-TERM INVESTMENTS (Cost $1,254,797)		1,254,797
TOTAL INVESTMENTS - 100.0% (Cost $127,487,753)		$146,650,657
Liabilities in Excess of Other Assets - (0.0)%(e)		(41,932)
TOTAL NET ASSETS - 100.0%		$146,608,725

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $1,695,421 or 1.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Tremblant Global ETF
Schedule of Investments
December 31, 2024(Continued)

Allocation of Portfolio Holdings by Country as of December 31, 2024
(% of Net Assets)
United States	$114,838,898	78.3%
Singapore	9,434,997	6.4
Sweden	6,533,985	4.5
Uruguay	4,589,487	3.1
China	3,903,890	2.7
Germany	3,126,735	2.1
Canada	2,527,244	1.7
Netherlands	1,695,421	1.2
Liabilities in Excess of Other Assets	(41,932)	0.0(a)
	$146,608,725	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Tremblant Global ETF
Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Investments, at value	$146,650,657
Dividends receivable	27,872
Interest receivable	11,181
Dividend tax reclaims receivable	8,341
Total assets	146,698,051
LIABILITIES:
Payable to adviser	89,326
Total liabilities	89,326
NET ASSETS	$146,608,725
NET ASSETS CONSISTS OF:
Paid-in capital	$129,335,178
Total distributable earnings	17,273,547
Total net assets	$146,608,725
Net assets	$146,608,725
Shares issued and outstanding(a)	4,890,000
Net asset value per share	$29.98
COST:
Investments, at cost	$127,487,753

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Tremblant Global ETF
Statement of Operations
For the Period Ended December 31, 2024(a)

INVESTMENT INCOME:
Dividend income	$429,015
Less: Dividend withholding taxes	(12,201)
Interest income	105,058
Total investment income	521,872
EXPENSES:
Investment advisory fee	533,773
Total expenses	533,773
NET INVESTMENT LOSS	(11,901)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain from:
Investments	11,575,776
Foreign currency translation	6,246
Net realized gain	11,582,022
Net change in unrealized appreciation/depreciation on:
Investments	8,701,168
Foreign currency translation	(354)
Net change in unrealized appreciation	8,700,814
Net realized and unrealized gain on investments and translation of foreign currency	20,282,836
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,270,935

(a)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Tremblant Global ETF
Statement of Changes in Net Assets

Period Ended December 31, 2024(a)
OPERATIONS:
Net investment loss	$(11,901)
Net realized gain on investments and translations of foreign currency	11,582,022
Net change in unrealized appreciation/depreciation on investments and translations of foreign currency	8,700,814
Net increase in net assets from operations	20,270,935
CAPITAL SHARES TRANSACTIONS:
Proceeds from shares sold	166,062,587
Payments for shares redeemed	(39,726,327)
ETF transaction fees	1,530
Net increase in net assets from capital transactions	126,337,790
NET INCREASE IN NET ASSETS	146,608,725
NET ASSETS:
Beginning of the period	—
End of the period	$146,608,725
TRANSACTIONS IN SHARES:
Shares sold	6,280,000
Shares redeemed	(1,390,000)
Total increase in shares outstanding	4,890,000

(a)	Inception date of the Fund was April 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Tremblant Global ETF
Financial Highlights

Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.96
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments and translations of foreign currency	5.02
Total from investment operations	29.98
ETF transaction fees per share	0.00(c)
Net asset value, end of period	$29.98
TOTAL RETURN(d)	20.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$146,609
Ratio of expenses to average net assets(e)	0.69%
Ratio of net investment loss to average net assets(e)	(0.02)%
Portfolio turnover rate(d)(f)	25%

(a)	Inception date of the Fund was April 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

Tremblant Global ETF
Notes to the Financial Statements
December 31, 2024
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Tremblant Global ETF (the “Fund”) commenced operations as a series of the Trust on April 30, 2024. Prior to then, Tremblant Capital LP, which is under common control with the Adviser, managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund (the "Predecessor Fund"). The limited partnership, which incepted on July 1, 2022, converted into the Fund when the Fund commenced operations. The Fund is managed by Tremblant Advisors LP, (the “Adviser”), and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as the Fund’s sub-adviser. The Fund offers a single class of shares. The Fund is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities. The types of equity securities in which the Fund invests include, but are not limited to, common stocks, American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”). The Fund may invest in companies with market capitalizations of any size but will predominantly be invested in large- and mid-cap securities. The Fund’s investments will provide exposure to a number of different developed countries throughout the world, including the U.S., but the Fund may also invest in issuers located or operating in emerging markets. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by the Adviser. These costs are not eligible for recoupment by the Adviser.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for each Fund is $300, which is payable by the Advisor. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund are displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

7

Tremblant Global ETF
Notes to the Financial Statements
December 31, 2024(Continued)
Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended December 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended December 31, 2024, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is subject to examination by U.S. tax authorities for tax years since the commencement of operations.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund. For the year ended December 31, 2024, the following reclassifications were made:

Total Distributable Earnings	Paid-In Capital
$(13,459,124)	$13,459,124

The adjustments were due to redemptions in-kind and net operating loss reclassifications.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and

8

Tremblant Global ETF
Notes to the Financial Statements
December 31, 2024(Continued)
assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Equity Securities – Equity securities, including common stocks, preferred stocks, ETFs, and REITs, that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

9

Tremblant Global ETF
Notes to the Financial Statements
December 31, 2024(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$145,395,860	$—	$—	$145,395,860
Short-Term Investment	1,254,797	—	—	1,254,797
Total Investment in Securities	$146,650,657	$—	$—	$146,650,657

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.69% of the Fund’s average daily net assets on a monthly basis.
Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, acquired fund fees and expenses, any fees and expenses related to the provision of securities lending services, extraordinary expenses, and distribution fees and expenses paid by the Trust.
The Adviser has engaged Vident Investment Advisory, LLC as the Sub-Adviser to the Fund.
U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums These fees are paid by the adviser.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by each Fund for the period ended December 31, 2024, were as follows:

Purchases	Sales
$53,531,689	$24,833,977

During the period ended December 31, 2024, in-kind transactions associated with creation and redemptions were as follows:

Purchases	Sales
$66,147,858	$39,078,144

10

Tremblant Global ETF
Notes to the Financial Statements
December 31, 2024(Continued)
During the period ended December 31, 2024, net capital gains resulting from in-kind redemptions were as follows:

Net Capital Gains
$13,560,260

6. IN-KIND CONTRIBUTIONS
For the conversion on April 30, 2024, the Fund received an in-kind contribution from the Predecessor Fund, which consisted of $2,066,299 of cash and $69,331,435 of securities which were recorded at their fair value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes to align ongoing reporting. The cost of the contributed securities as of April 30, 2024, was $58,869,699, resulting in net unrealized appreciation on investments of $10,461,736 as of that date. As a result of the in-kind contribution, the Tremblant Global ETF issued 2,860,000 shares at a $24.96 per share net asset value.
7. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at December 31, 2024 were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Appreciation	Federal Income Tax Cost
$22,935,716	$(4,303,482)	$18,632,234	$128,018,069

Any differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.
At December 31, 2024, the components of distributable earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation	Total Distributable Earnings
$ —	$ —	$(1,358,687)	$18,632,234	$ 17,273,547

As of December 31, 2024, the Fund had a non-expiring short-term capital loss carryover of $1,358,687. A regulated investment company may elect for any taxable year to treat any portion of qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable period ended December 31, 2024, the Fund did not defer any post-October losses.
The Fund did not pay a distribution during the period ended December 31, 2024.

11

Tremblant Global ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Tremblant Global ETF and
Board of Trustees of Managed Portfolio Series
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tremblant Global ETF (the “Fund”), a series of Managed Portfolio Series, as of December 31, 2024, the related statement of operations, the statement of changes in net assets, the financial highlights for the period from April 30, 2024 (commencement of operations) through December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2025

12

Tremblant Global ETF
ADDITIONAL INFORMATION
December 31, 2024 (UNAUDITED)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or (2) on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at https://www.tremblantetf.com.
QUALIFIED DIVIDEND INCOME PERCENTAGE
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for the Fund.
For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was 0.00% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

13

INVESTMENT ADVISER
Tremblant Advisors LP
360 S. Rosemary Ave., Suite 1450
West Palm Beach, FL 33401
INVESTMENT SUB-ADVISER
Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA, 30009
DISTRIBUTOR
Quasar Distributors, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI, 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI, 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI, 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA, 19103
This report must be accompanied or preceded by a prospectus.The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Filed herewith”

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer,
Principal Executive Officer

Date	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer,
Brian R. Wiedmeyer
Principal Executive Officer

Date	March 7, 2025

By (Signature and Title)*	/s/ Benjamin J. Eirich,
Benjamin J. Eirich
Principal Financial Officer

Date	March 7, 2025

* Print the name and title of each signing officer under his or her signature.